Simplify US Equity PLUS Convexity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98 .5%
iShares Core S&P 500 ETF(a)(b)
(Cost $ 93,786,277 ) .......................................................... 222,478 $ 100,936,044
Number of
Contracts Notional Amount
Purchased Options – 1 .6%
Calls – Exchange-Traded – 1 .0%
S&P 500 Index , June Strike Price $ 5,600 , Expires 6/16/23 ............... 103 $ 57,680,000 527,875
SPDR S&P 500 , September Strike Price $ 510 , Expires 9/16/22 ........... 559 28,509,000 144,501
SPDR S&P 500 , March Strike Price $ 510 , Expires 3/17/23 ............... 313 15,963,000 348,995
1,021,371
Puts – Exchange-Traded – 0 .6%
S&P 500 Index , April Strike Price $ 4,280 , Expires 4/08/22 ............... 117 50,076,000 32,175
S&P 500 Index , April Strike Price $ 3,900 , Expires 4/14/22 ............... 148 57,720,000 31,820
S&P 500 Index , May Strike Price $ 3,500 , Expires 5/20/22 ............... 119 41,650,000 73,780
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/17/22 ............... 69 13,800,000 10,523
S&P 500 Index , March Strike Price $ 2,400 , Expires 3/17/23 .............. 70 16,800,000 202,300
SPDR S&P 500 , September Strike Price $ 210 , Expires 9/16/22 ........... 1,131 23,751,000 85,956
SPDR S&P 500 , December Strike Price $ 225 , Expires 12/16/22 .......... 773 17,392,500 127,158
563,712
Total Purchased Options (Cost $ 2,923,568 ) ......................................................... 1,585,083
Total Investments – 100.1%
(Cost $ 96,709,845 ) .......................................................................... $ 102,521,127
Liabilities in Excess of Other Assets – ( 0 .1 ) % ....................................................... (94,148)
Net Assets – 100.0% .......................................................................... $ 102,426,979
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Index , April Strike Price $ 4,235 , Expires 4/08/22 ............... (117) $ (49,549,500) $ (25,155)
S&P 500 Index , April Strike Price $ 3,660 , Expires 4/14/22 ............... (148) (54,168,000) (18,500)
SPDR S&P 500 , September Strike Price $ 185 , Expires 9/16/22 ........... (1,128) (20,868,000) (60,912)
(104,567)
Total Written Options (Premiums Received $ 732,576 ) ................................................. $ (104,567)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $22,684,500 have been pledged as collateral for options as of March 31, 2022.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98 .5%
Purchased Options ............................................................................... 1 .6%
Total Investments ................................................................................ 100 .1%
Liabilities in Excess of Other Assets .................................................................. ( 0 .1 ) %
Net Assets ..................................................................................... 100 .0%